LEGG MASON PARTNERS VARIABLE INCOME TRUST

SUPPLEMENT DATED AUGUST 20, 2010

TO THE STATEMENT OF ADDITIONAL INFORMATION

DATED APRIL 30, 2010 OF

LEGG MASON WESTERN ASSET

VARIABLE DIVERSIFIED STRATEGIC INCOME PORTFOLIO

The following replaces corresponding information in the Statement of Additional information under the section entitled “Portfolio Managers” and the sub-sections thereunder entitled “Other Accounts Managed by Portfolio Managers” and “Portfolio Managers Securities Ownership”:

Portfolio Managers

The following table sets forth additional information with respect to the portfolio managers of the fund. Unless noted otherwise, all information is provided as of December 31, 2009.

Other Accounts Managed by Portfolio Managers

The table below identifies, for each portfolio manager, the number of accounts (other than the fund with respect to which information is provided) for which he has day-to-day management responsibilities and the total assets in such accounts, within each of the following categories: registered investment companies, other pooled investment vehicles, and other accounts. For each category, the number of accounts and total assets in the accounts where fees are based on performance are also indicated.

Data for registered investment companies are shown based on the specific portfolio managers that are named in the applicable disclosure documents. Data for other pooled investment vehicles and other accounts are reported based on Western Asset’s practice of naming a particular individual to maintain oversight responsibility for each vehicle/account. Where the named individual has been assigned primary responsibility for oversight of another pooled investment vehicle or other account, that vehicle/account has been allocated to that individual for disclosure purposes, but not other portfolio managers that may be involved in managing that vehicle/account.

Portfolio Manager(s)	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
S. Kenneth Leech	108 registered investment companies with approximately $184.3 billion in total assets under management (none of which charge a performance fee)	229 other pooled investment vehicles with approximately $107.7 billion in total assets under management (of which 6 other pooled investment vehicles with $1.1 billion in total assets under management charge a performance fee)	832 other accounts with approximately $190.2 billion in total assets under management (of which 93 other accounts with $24.2 billion in total assets under management charge a performance fee)

Stephen A. Walsh	108 registered investment companies with approximately $184.3 billion in total assets under management (none of which charge a performance fee)	229 other pooled investment vehicles with approximately $107.7 billion in total assets under management (of which 6 other pooled investment vehicles with $1.1 billion in total assets under management charge a performance fee)	832 other accounts with approximately $190.2 billion in total assets under management (of which 93 other accounts with $24.2 billion in total assets under management charge a performance fee)

Michael C. Buchanan	52 registered investment companies with approximately $29.9 billion in total assets under management (none of which charge a performance fee)	6 other pooled investment vehicles with approximately $3.3 billion in total assets under management (none of which charge a performance fee)	13 other accounts with approximately $1.6 billion in total assets under management (none of which charge a performance fee)

Portfolio Manager(s)	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Carl L. Eichstaedt	24 registered investment companies with approximately $22.2 billion in total assets under management (none of which charge a performance fee)	3 other pooled investment vehicles with approximately $0.16 billion in total assets under management (none of which charge a performance fee)	64 other accounts with approximately $15.3 billion in total assets under management (of which 5 other accounts with $1.5 billion in total assets under management charge a performance fee)

Keith J. Gardner	45 registered investment companies with approximately $26.8 billion in total assets under management (none of which charge a performance fee)	6 other pooled investment vehicles with approximately $0.62 billion in total assets under management (none of which charge a performance fee)	2 other accounts with approximately $0.13 million in total assets under management (neither of which charge a performance fee)

Mark S. Lindbloom	28 registered investment companies with approximately $24.9 billion in total assets under management (none of which charge a performance fee)	3 other pooled investment vehicles with approximately $0.12 billion in total assets under management (none of which charge a performance fee)	48 other accounts with approximately $14.9 billion in total assets under management (of which 4 other accounts with $2.9 billion in total assets under management charge a performance fee)

Portfolio Manager Securities Ownership

The table below identifies ownership of portfolio securities by each portfolio manager as of December 31, 2009. None of the portfolio managers own fund shares because fund shares are available only through the purchase of variable annuity or variable life insurance contracts issued by insurance companies through their separate accounts.

Portfolio Manager(s)	Dollar Range of Ownership of Securities
S. Kenneth Leech	None
Stephen A. Walsh	None
Carl L. Eichstaedt	None
Mark Lindbloom	None
Michael C. Buchanan	None
Keith J. Gardner	None

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